INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Raw materials	$ 1,861	$ 1,860
Work-in-progress	1,349	1,607
Finished goods	264	268
Total inventories	$ 3,474	$ 3,735